LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

9.   LEASES

Leases of motor vehicles and logistic equipment as Lessor

The Group provides direct financing and sales-type leases of motor vehicles and logistic equipment, primarily to transportation service providers that meet the Group’s credit assessment requirements. The lease terms range from two to ten years, do not contain contingent rental income clauses, and are fully collateralized by assets the Group can repossess in the event of default. Initial direct costs were insignificant for all periods presented. The lease agreements include lease payments that are fixed, do not contain residual value guarantees or variable lease payments. The Group generally either grants the lessee an option at the end of the lease term to purchase the underlying asset that the lessee is reasonably certain to exercise or ownership of the underlying asset transfers to the lessee for a nominal amount.

9.   LEASES (CONTINUED)

Leases of motor vehicles and logistic equipment as Lessor (continued)

The net investment in direct financing and sales-type leases are presented as “Lease rental receivables” on the consolidated balance sheets as follows:

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
Current assets:
Direct financing leases	613,439	570,182	81,902
Sales-type leases	—	80,730	11,596
	613,439	650,912	93,498
Non-current assets:
Direct financing leases	1,431,441	859,936	123,522
Sales-type leases	—	217,840	31,291
	1,431,441	1,077,776	154,813
Total	2,044,880	1,728,688	248,311

The net investment in direct financing and sales-type leases consisted of:

	As at December 31
	2018	2019	2019
	RMB	RMB	US$

Total minimum lease payments receivable	2,340,674	1,963,359	282,019
Less: Executory costs	—	—	—
Minimum lease payments receivable	2,340,674	1,963,359	282,019
Less: Allowance for un-collectables	—	(11,014)	(1,582)
Net minimum lease payments receivable	2,340,674	1,952,345	280,437
Unguaranteed residuals	—	—	—
Less: Unearned income	(295,794)	(223,657)	(32,126)
Net investment in financing leases	2,044,880	1,728,688	248,311
Current portion	613,439	650,912	93,498
Non-current portion	1,431,441	1,077,776	154,813

For the years ended December 31, 2017, 2018 and 2019, the Group recorded RMB62,174, RMB125,225 and RMB139,394 (US$20,022) of interest income from direct financing and sales-type leases as a lessor in “Revenue - Others” on its consolidated statements of comprehensive loss.

Losses incurred with respect to default on lease receivables were insignificant for all periods presented. As of December 31, 2018 and 2019, the allowance of lease rental receivables were RMB nil and RMB11,014 (US$1,582), respectively. Accordingly, risk of default with respect to these receivables is remote.

9.   LEASES (CONTINUED)

Leases of motor vehicles and logistic equipment as Lessor (continued)

Future minimum lease payments to be received for the direct financing and sales-type leases for each of the five succeeding fiscal years as of the December 31, 2019 are as follows:

	As at December 31	As at December 31
	2018	2019
	RMB	RMB	US$
For the year ending December 31, 2020	748,377	762,491	109,525
For the year ending December 31, 2021	735,913	605,661	86,998
For the year ending December 31, 2022	475,313	318,962	45,816
For the year ending December 31, 2023	214,554	158,503	22,768
For the year ending December 31, 2024	107,120	71,383	10,254
Thereafter	59,397	35,345	5,076
Total minimum lease payments	2,340,674	1,952,345	280,437
Unearned income	(295,794)	(223,657)	(32,126)
Net investment in direct financing and sales-type leases	2,044,880	1,728,688	248,311

Failed sale-leaseback transactions as buyer-lessor

The Group has certain failed sales-leaseback transactions of certain motor vehicles and logistic equipment in which the Group acts as buyer-lessor but the seller-lessee does not transfer the control of the leased asset to the Group. The internal rate of return is used in the computation of interest income which is recorded in “Revenue - Others” in the Group’s consolidated statement of comprehensive loss and was insignificant for the years ended December 31, 2017, 2018 and 2019. As of December 31, 2019, the Group recorded RMB189,642 (US$27,240) under "Prepayments and other current assets" and RMB218,517 (US$31,388) under "Other non-current assets", respectively.

Financing and operating leases as Lessee

The Group has operating leases for certain offices, warehouses, hub and sortation center facilities and equipment and financing leases for certain machinery and electronic equipment as a lessee.

The Group’s lease agreements include lease payments that are fixed, do not contain material residual value guarantees or variable lease payments. The leases have remaining lease terms of up to twenty years. Certain lease agreements include terms with options to extend the lease, however none of these have been recognized in the Company’s operating lease ROU assets or operating lease liabilities since those options were not reasonably certain to be exercised. The Group’s leases do not contain restrictions or covenants that restrict the Group from incurring other financial obligations. The Group’s lease agreements may contain lease and non-lease components. Non-lease components primarily include payments for maintenance and utilities. Consideration for lease and non-lease components are allocated on a relative standalone selling price basis.

9.   LEASES (CONTINUED)

Financing and operating leases as Lessee (continued)

The components of lease cost were as follows:

	For the year ended December 31, 2019
	RMB	US$
Operating lease cost	1,272,499	182,784
Short-term lease cost	126,840	18,219
Financing lease cost:
Amortization of ROU assets	3,390	487
Interest	304	44

Total lease cost	1,403,033	201,534

	For the year ended December 31, 2019
Other information	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,288,410	185,069
Operating cash flows from financing leases	304	44
Financing cash flows from financing leases	1,215	175
ROU assets obtained in exchange for new operating lease liabilities	1,583,430	227,445
ROU obtained in exchange for new finance lease liabilities	1,054	151
Weighted-average remaining lease term (in years):
Operating leases	5.38
Financing leases	2.75
Weighted-average discount rate:
Operating leases	7.78%
Financing leases	7.38%

For the year ended December 31, 2019, total operating and short-term lease costs of RMB1,269,946 (US$182,416), RMB93,738 (US$13,465), and RMB35,655 (US$5,122) were recorded in cost of revenue, selling expenses, general and administrative expenses, respectively.

Total expenses under operating leases were RMB981,737 and RMB1,083,889 for the years ended December 31, 2017 and 2018, respectively.

9.   LEASES (CONTINUED)

Financing and operating leases as Lessee (continued)

Future minimum lease payments for operating and financing leases as of December 31, 2019 are as follows:

	Operating Leases		Financing leases
	RMB	US$	RMB	US$
For the year ended December 31,2020	1,343,383	192,965	1,643	236
For the year ended December 31,2021	1,112,846	159,850	1,399	201
For the year ended December 31,2022	921,212	132,324	619	89
For the year ended December 31,2023	779,506	111,969	506	73
For the year ended December 31,2024	566,235	81,335	38	5
Thereafter	948,275	136,211	—	—
Total minimum lease payments	5,671,457	814,654	4,205	604
Less: imputed interest	1,153,571	165,700	770	110
Total lease liability balance	4,517,886	648,954	3,435	494

Minimum payments related to leases not yet commenced as of December 31, 2019	310,004	44,529	—	—